Operating Lease Right-of-Use Assets, Net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Operating Lease Right-of-Use Assets, Net (Details) [Line Items]
Operating lease expenses	$ 519,174	$ 256,483
Amount of operating leased right-of-use hotel and made rental income	$ 214,319	$ 183,903
Shou Hill Valley Area [Member]
Operating Lease Right-of-Use Assets, Net (Details) [Line Items]
Number of operating leases right-of-use assets	20 years
Hotel [Member]
Operating Lease Right-of-Use Assets, Net (Details) [Line Items]
Number of operating leases right-of-use assets	10 years